Loans, Borrowings, Lease obligations and Other Financial Liabilities	12 Months Ended
Dec. 31, 2024
Loans, Borrowings, Lease obligations and Other Financial Liabilities [Abstract]
Loans, borrowings, lease obligations and other financial liabilities

NOTE 15: Loans, borrowings, lease obligations and other financial liabilities

Loans, borrowings & lease liabilities

Thousands of $ For the years ended December 31	2024	2023
Non-current loans and borrowings
Loans	50,967	35,564
Lease liabilities (*)	7,413	3,578
Total non-current loans and borrowings	58,380	39,142

Thousands of $ For the years ended December 31	2024	2023
Current loans and borrowings
Loans	324	643
Lease liabilities (*)	1,360	1,480
Total current loans and borrowings	1,684	2,123

(*)	the evolution is linked to the evolution in the right of use assets and is further disclosed in Note 11.

OrbiMed credit agreement

On May 1, 2024, the Company entered into a $100 million credit agreement (the “Credit Agreement”) with certain funds managed by OrbiMed Advisors LLC (“OrbiMed”). The Company and OrbiMed entered into amendments to the Credit Agreement in July and August 2024, pursuant to which certain financial covenants were amended, and certain amendment fees became payable. The Credit Agreement provides a five-year senior secured credit facility in an aggregate principal amount of up to $100 million (the “Loan Facility”), of which (i) $55 million was advanced on May 1, 2024, (ii) $25 million was advanced, on March 10, 2025, and (iii) $20 million will be made available, at the Company’s discretion, on or prior to March 31, 2026, subject to certain net revenue requirements and other customary conditions. Subsequent amendments to the Credit Agreement added a minimum liquidity level condition to the $25 million additional loan draw. All obligations under the credit agreement are secured by substantially all of the Company’s assets, including intellectual property rights.

During the term of the Loan Facility, interest payable in cash by the Company shall accrue on any outstanding amounts under the Loan Facility at a rate per annum equal to the greater of (x) the Secured Overnight Financing Rate (“SOFR”) for such period and (y) 2.50% plus, in either case, 8.50%. During an event of default, any outstanding amount under the Loan Facility will bear interest at a rate of 4.00% in excess of the otherwise applicable rate of interest. The Company will pay certain fees with respect to the Loan Facility, including an upfront fee, an unused fee on the undrawn portion of the Loan Facility, an administration fee, a repayment premium and an exit fee, as well as certain other fees and expenses incurred by OrbiMed.

If, for any quarter until the maturity date of the Loan Facility, the Company’s net revenue does not meet certain minimum amounts, then, subject to certain cure rights specified in the Credit Agreement, the Company shall be required to begin to repay the outstanding principal amount of the Loan Facility in equal monthly installments, together with accrued interest on the principal repaid and a repayment premium and other fees, until the maturity date of the Loan Facility. The Company shall repay amounts outstanding under the Loan Facility in full immediately upon an acceleration as a result of an event of default as set forth in the Credit Agreement, together with a repayment premium and other fees. In addition, the Company will be required to maintain certain levels of unrestricted cash and cash equivalents during various time periods, including monthly assessments thereof, initially at a minimum level of $20 million and subsequently reducing to a $5 million minimum level following the achievement of certain milestones. Subsequent amendments to the Credit Agreement temporarily lowered the minimum cash requirement to $12.5 million until December 31, 2024.

The Company also agreed to issue warrants (the “Warrants”) to affiliates of OrbiMed to subscribe for up to 1,243,060 new ordinary shares, with no par value (“Ordinary Shares”), at an exercise price of $2.4134 per Ordinary Share. The Warrants were issued on June 20, 2024, following approval by the Company’s shareholders and have a term of five years from their issuance date. The Warrants’ terms and conditions contain customary share adjustment provisions, as well as weighted average price protection in certain circumstances.

The OrbiMed Credit Agreement was accounted for as a hybrid financial instrument, which included a host financial liability, being the Loan Facility, as well as two embedded derivatives, being the Warrants granted to OrbiMed, and a prepayment right held by the Company. Both embedded derivatives are considered not closely related to the host financial instrument. The initial carrying amount of the host instrument becomes the residual amount being the proceeds received from OrbiMed, net of transaction costs, less the fair value of both embedded derivatives. Subsequently, the host financial instrument is accounted for at amortized cost where the Company considers all expected future cash flows available under the Loan Facility, whereas the prepayment right is considered to be a financial asset accounted for at fair value through the statement of profit or loss. The Warrants are accounted for as an equity instrument at the time of issuance with no subsequent remeasurement. The Warrants granted to OrbiMed were valued at $ 2.1 million on May 1, 2024, based on a binomial tree model with a estimated volatility of 71.68%.

Innovatus debt facility

As part of the new OrbiMed Loan Facility, the Innovatus debt facility was paid off in full on May 1, 2024. Accordingly, both the host financial liability as well as the embedded derivative convertible call option have been removed from the statement of financial position.

On August 2, 2022, the Company entered into a $70 million loan and security agreement with Innovatus Life Sciences Lending Fund I, LP (“Innovatus”) of which $35 million was drawn at closing. The loan was secured by assets of the Company including intellectual property rights.

The loan accrued interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years. As contractually agreed, and at the election of the Company, a portion of the interest becomes payable in-kind by adding an amount equal to 2.25% of the outstanding principal amount to the then outstanding principal balance on a monthly basis until August 2, 2025. The loan was scheduled to mature on August 2, 2027. The lenders had the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loan into shares of the Company at a price per share equal to $11.21, reflecting a substantial premium to the trading price prior to the announcement of the acquisition. Amounts that would have been converted into shares of the Company would have reduced from the principal amount outstanding under the loan. Notable fees payable to Innovatus consisted of a facility fee equal to 1% of the total loan commitment, due on the funding date of the relevant loans, and an end-of-loan fee equal to 5% of the amount drawn, which was payable upon final repayment of the loan.

The Innovatus debt facility was accounted for as a hybrid financial instrument which included a host financial liability as well as an embedded derivative financial instrument being an equity conversion call option at a fixed rate of up to 15% of the aggregate outstanding principal amount through August 2, 2025.

The embedded derivative was not considered to be closely related to the host financial liability given the differences in economics and risks, and as such both are accounted for separately:

●	The host financial liability was recognized at amortized cost applying the effective interest rate method and has been accounted for as non-current loans and borrowings;

●	The embedded derivative convertible (American) call option was recognized at fair value using a binomial tree option pricing model whereby the fair value is based on the actual stock price and the estimated volatility of the Company’s shares on Nasdaq since the Company’s IPO on November 4, 2021, and through the valuation date. The volatility measured on August 2, 2022, which was the closing date of the Innovatus debt facility, was 62.85% and at December 31, 2023 was 72.92% (2022: 64.82%). Any changes to the fair value of the embedded derivative will be recognized through the statement of profit or loss. The derivative financial instrument has been accounted for as other current financial liabilities.

Paycheck Protection Program

On April 20, 2020, the Company, through its U.S. subsidiary, MDxHealth Inc., has entered into a “Paycheck Protection Program” (PPP) loan with the U.S. Small Business Administration (SBA) in the amount of $2,316,000 as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan has a term of five years and carries an interest rate of 1.0% per year. As of December 31, 2024, the outstanding amount on the PPP loan was $324,000.

In addition to the contracted loans, the Company has several lease obligations. The leases have terms of 3 to 7 years.

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2024	2023
Loans
Within one year	324	643
Years two to five	55,000	35,564

Leases
Within one year	2,076	1,900
Years two to seven	9,150	3,955

Note: all figures shown in this table are undiscounted and reflect future cash payments (capital and interests)

Other financial liabilities

Thousands of $ For the years ended December 31	2024	2023
Other financial liabilities
Other non-current financial liabilities	41,445	63,259
Other current financial liabilities	26,411	2,895
Total other financial liabilities	67,856	66,154

GPS Contingent consideration

As part of the acquisition of the GPS business from Exact Sciences in August 2022, and the subsequent amended asset purchase agreement from August 2023, an aggregate earnout amount of up to $82.5 million is to be paid by MDxHealth to Exact Sciences upon achievement of certain revenue milestones related to fiscal years 2023 through 2025, with the maximum earnout payable in relation to 2023 and 2024 not to exceed $30 million and $40 million, respectively. The liability recognized reflects a probability-weighted estimate at the current net present value which is expected to become payable. Future fair value adjustments to this contingent consideration will be recognized in the statement of profit or loss. The value of the contingent liability for GPS including the fair value adjustment accounted for under other non-current financial liabilities is $67.3 million as of December 31, 2024, of which $26.4 million is current. Refer to Note 2.4 for further details on accounting treatment and discount rates used.

MDxHealth option to settle earnout obligation in shares

The fair value of the Company’s option to settle the earnout obligation in cash or through the issuance of additional shares of the Company, was measured using a Monte Carlo valuation model which takes into account several factors including the expected evolution in Company’s share price. This valuation model is considered as level 3 input and was assessed at $502,000 financial asset, as of December 31, 2024.

Innovatus embedded derivative convertible call option

The embedded derivative convertible (American) call option was recognized at fair value within other current financial liabilities and is measured using a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price. The fair value of the liability was estimated at $192,000 for the year ended December 31, 2023. Given repayment of the Innovatus debt facility as of May 1, 2024, the embedded derivative convertible call option has been removed from the statement of financial position for the year ended December 31, 2024.

Other financial liabilities

Other financial liabilities include the contingent consideration related to the acquisition of NovioGendix in 2015 and amounts to $572,000, of which $0 is current. The contingent consideration is valued at fair value through the statement of profit or loss. The fair value of this contingent consideration is reviewed on a periodic basis. The fair value is based on a risk-adjusted future cash flows of different scenarios discounted using an interest rate of 20.13%. The structure of the possible scenarios and the probability assigned to each scenario is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios (refer to Note 15 for further details).

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2024	2023	2024	2023
Beginning balance	36,207	35,530	66,154	55,864
Cash movements
Loans and borrowings repaid[1] (Innovatus / Kreos / PPP/ Novio)	(39,540)	(637)	(555)	(1,022)
Loans and borrowings received (OrbiMed)	53,011
Amendment and other fees related to OrbiMed agreement	(704)
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date	2,493
Recognition of OrbiMed loan fees to be amortized	(1,715)
Reclass of warrants as an equity instrument			(1,116)
Recognition of Innovatus remaining EIR balance at loan close	663
Innovatus debt extinguishment costs			(27)
Effective interest rate adjustment (Innovatus and OrbiMed)	876	1,314
Foreign exchange rate impact / other				(4)
Fair value changes through profit and loss			3,400	11,316
Ending balance	51,291	36,207	67,856	66,154

[1]	Includes the amounts paid for the Innovatus loan closing fees

Fair value adjustments recognized during 2024 for other financial liabilities relate to:

Thousands of $ For the years ended December 31	2024
Decrease of NovioGendix contingent consideration	(71)
Increase of Kreos derivative financial instrument (“initial drawdown fee”)
Increase of GPS contingent consideration	4,673
Decrease of Innovatus embedded derivative convertible call option	(165)
Decrease of Exact Sciences 5-Year Warrants	(1,037)
Total fair value adjustment	3,400

Thousands of $	Lease liabilities
For the years ended December 31	2024	2023
Opening balance	5,058	4,263
Cash movements
Repayment of lease liabilities	(1,883)	(1,610)
Non-cash movements
Interest accretion	384	355
New leases	6,277	2,096
Disposals	(1,063)	(46)
Closing balance	8,773	5,058